EMPLOYEE BENEFIT PLANS (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of employee benefit plans [Line Items]
Actuarial (gain)/loss - financial assumptions			$ 52,895
Domestic defined benefit plans [member]
Disclosure of employee benefit plans [Line Items]
Present value of the obligation as of January 1	$ 123,282	$ 120,543
Interest cost	8,117	8,998
Actuarial (gain)/loss - experience	3,418	4,341
Benefits paid or payable	(11,553)	(11,114)
Actuarial (gain)/loss - financial assumptions	2,216	514
Defined obligation, unfunded as of December 31	125,480	123,282	120,543
Foreign defined benefit plans [member]
Disclosure of employee benefit plans [Line Items]
Present value of the obligation as of January 1	6,649	6,688
Interest cost	198	230
Actuarial (gain)/loss - experience	68	446
Actuarial (gain)/loss - financial assumptions	61	190
Benefits paid from plan assets	(825)	(584)
Foreign currency translation effect	(42)	(321)
Defined obligation, unfunded as of December 31	$ 6,109	$ 6,649	$ 6,688